Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Financial assets	CAD 137,691	CAD 134,491
Derivative assets
Disclosure of external credit grades [line items]
Financial assets	1,478	1,608
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Financial assets	1,451	1,574
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	113	313
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	872	768
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	466	493
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Financial assets	(694)	(806)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA
Disclosure of external credit grades [line items]
Financial assets	(95)	(281)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A
Disclosure of external credit grades [line items]
Financial assets	(589)	(511)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB
Disclosure of external credit grades [line items]
Financial assets	(10)	(14)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Financial assets	757	768
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	18	32
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	283	257
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	456	479
Derivative assets | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Financial assets	CAD 27	CAD 34